Commitments, Contingent Liabilities and Litigation - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Loss Contingencies [Line Items]
Allegation for potential damages		$ 3.0		$ 3.0
Loss contingency accrued earn-out liabilities		0.4		0.4
Purchases under contract		$ 12.8	$ 15.8	$ 49.4	$ 41.7
Settlement amount paid to the claimant	$ 0.4